SUMMARY OF STOCK OPTIONS (Details)	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares		Jun. 30, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares	Jun. 30, 2025 $ / shares shares		Jun. 30, 2025 $ / shares shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Outstanding beginning balance	770,884		770,884				542,334		542,334									542,334		542,334	258,516		258,516
Weighted- Average Exercise Price, Outstanding beginning balance | (per share)	$ 20.94	[1]	$ 30.10				$ 22.32	[1]	$ 32.09									$ 22.32	[1]	$ 32.09	$ 15.08	[1]	$ 21.68
Number of stock options, Granted	602,487		602,487	158,235		158,235	111,191		111,191	70,925		70,925	4,592,428		4,592,428	3,913,694	6,518,044	364,099		364,099	370,365		370,365
Weighted- Average Exercise Price, Granted | (per share)																		$ 19.05	[1]	$ 27.39	$ 25.41	[1]	$ 36.53
Number of stock options, Exercised																		(51,235)		(51,235)	(86,547)		(86,547)
Weighted- Average Exercise Price, Exercised | (per share)																		$ 16.15	[1]	$ 23.22	$ 13.87	[1]	$ 19.94
Number of stock options, Cancelled																		(84,314)		(84,314)
Weighted- Average Exercise Price, Cancelled | (per share)																		$ 24.60	[1]	$ 35.37
Number of stock options, Outstanding ending balance	792,908		792,908	770,884		770,884				542,334		542,334	792,908		792,908			770,884		770,884	542,334		542,334
Weighted- Average Exercise Price, Outstanding ending balance | (per share)				$ 20.94	[1]	$ 30.10				$ 22.32	[1]	$ 32.09						$ 20.94	[1]	$ 30.10	$ 22.32	[1]	$ 32.09
Number of stock options, Exercisable ending balance				511,487		511,487												511,487		511,487
Weighted- Average Exercise Price, Exercisable ending balance | (per share)				$ 20.81	[1]	$ 29.92												$ 20.81	[1]	$ 29.92
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Outstanding beginning balance	770,884		770,884				542,334		542,334									542,334		542,334
Weighted- Average Exercise Price, Outstanding beginning balance | (per share)	$ 22.07	[2]	$ 30.10				$ 23.53	[2]	$ 32.09									$ 23.53	[2]	$ 32.09
Number of stock options, Granted	33,334		33,334															364,099		364,099
Weighted- Average Exercise Price, Granted | (per share)	$ 9.21	[2]	$ 12.57															$ 20.08	[2]	$ 27.39
Number of stock options, Exercised																		(51,235)		(51,235)
Weighted- Average Exercise Price, Exercised | (per share)																		$ 17.02	[2]	$ 23.22
Number of stock options, Cancelled	(11,310)		(11,310)															(84,314)		(84,314)
Weighted- Average Exercise Price, Cancelled | (per share)	$ 24.84	[2]	$ 33.89															$ 25.93	[2]	$ 35.37
Number of stock options, Outstanding ending balance	792,908		792,908	770,884		770,884				542,334		542,334	792,908		792,908			770,884		770,884	542,334		542,334
Weighted- Average Exercise Price, Outstanding ending balance | (per share)	$ 21.49	[2]	$ 29.32	$ 22.07	[2]	$ 30.10				$ 23.53	[2]	$ 32.09	$ 21.49	[2]	$ 29.32			$ 22.07	[2]	$ 30.10	$ 23.53	[2]	$ 32.09
Number of stock options, Exercisable ending balance	579,760		579,760										579,760		579,760
Weighted- Average Exercise Price, Exercisable ending balance | (per share)	$ 21.20	[2]	$ 28.92										$ 21.20	[2]	$ 28.92

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.